Goodwill - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 109.9	₨ 8,037.2	$ 106.3	₨ 7,770.6	₨ 7,478.7
Goodwill [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Estimated cash flows, pre-tax discount rate	13.30%	13.30%
Estimated cash flows, growth rate	2.00%	2.00%
Software consultancy and services cash generating unit [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		₨ 7,046.3		990.9
Tata and other brand vehicles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		990.9
Others [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		₨ 7,046.3		₨ 6,779.7